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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Trust Company
Address: 7234 Lancaster Pike
         Hockessin, DE

Form 13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-2588                  Klingenstein Fields & Co. LLC









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $52,344
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
ABBOTT LABS            Common        00282410         432       9,000 SH         Sole          None           9,000
AES CORP.              Common        00130H10         258       6,000 SH         Sole          None           6,000
ALLIANCE CAP MGT
  HOLDING LP           Common        01855A10          796     15,000 SH         Sole          None          15,000
AMERICAN INTL. GROUP   Common        02687410          255      3,000 SH         Sole          None           3,000
AMGEN CORP.            Common        03116210          522      8,603 SH         Sole          None           8,603
AOL TIME WARNER INC    Common        00184A10          628     11,847 SH         Sole          None          11,847
AT&T - LIBERTY MEDIA
  GROUP                Common        00195720          210     12,000 SH         Sole          None          12,000
AT&T CORPORATION       Common        00195710        4,072    185,077 SH         Sole          None         185,077
BAKER HUGHES INC.      Common        05722410          423     12,640 SH         Sole          None          12,640
BP AMOCO PLC           Common        05562210          516     10,354 SH         Sole          None          10,354
CABOT INDUSTRIAL
  TRUST                Common        12707210          935     44,500 SH         Sole          None          44,500
CAMPBELL SOUP COMPANY  Common        13442910          857     33,287 SH         Sole          None          33,287
CAPITAL ONE FINL CORP  Common        14040H10          271      4,500 SH         Sole          None           4,500
CISCO SYSTEMS          Common        17275R10          453     24,901 SH         Sole          None          24,901
COCA COLA COMPANY      Common        19121610        2,003     44,500 SH         Sole          None          44,500
EFFICIENT NETWORKS,
  INC                  Common        28336L10          315      6,000 SH         Sole          None           6,000
ENRON CORP             Common        29356110          354      7,200 SH         Sole          None           7,200
EPIX MED INC.          Common        26881Q10          543     44,000 SH         Sole          None          44,000
EXXON MOBIL CORP       Common        30231G10        7,546     86,390 SH         Sole          None          86,390
FANNIE MAE COM STK     Common        31358610          510      6,000 SH         Sole          None           6,000
FIRST DATA CORP.       Common        31996310          386      6,000 SH         Sole          None           6,000
FLEETBOSTON FINL CORP  Common        33903010          364      9,237 SH         Sole          None           9,237
GENERAL ELEC CO        Common        36960410        8,532    175,025 SH         Sole          None         175,025
HOME DEPOT, INC.       Common        43707610          513     11,025 SH         Sole          None          11,025
INTEL CORP.            Common        45814010          465     15,900 SH         Sole          None          15,900
INTERNATIONAL BUSINESS
  MACHINES             Common        45920010          593      5,250 SH         Sole          None           5,250
INTERTRUST
  TECHNOLOGIES         Common        46133Q10           64     18,919 SH         Sole          None          18,919
J P MORGAN CHASE & CO  Common        46625H10        3,074     68,930 SH         Sole          None          68,930
JOHNSON & JOHNSON      Common        47816010          525     10,500 SH         Sole          None          10,500
LAKEHEAD PIPELINE
  PS L P               Common        51155710          272      6,000 SH         Sole          None           6,000
MAXIM INTEGRATED       Common        57772K10          943     21,328 SH         Sole          None          21,328
MEDTRONIC INC          Common        58505510          414      9,000 SH         Sole          None           9,000
MERCK & CO., INC.      Common        58933110        2,246     35,142 SH         Sole          None          35,142


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MERCURY GENERAL CORP   Common        58940010          818     23,400 SH         Sole          None          23,400
MICROSEMI CORP.        Common        59513710          710     10,000 SH         Sole          None          10,000
NORTEL NETWORKS CORP
   NEW                 Common        65656810          180     19,979 SH         Sole          None          19,979
NORTHERN BORDER
  PARTNERS L P         Common        66478510          228      6,000 SH         Sole          None           6,000
NORTHPOINT
  COMMUNICATIONS INC   Common        66680710          438      5,470 SH         Sole          None           5,470
OPTIKA                 Common        68397310           14     12,000 SH         Sole          None          12,000
ORACLE SYSTEMS CORP.   Common        68389X10        2,090    109,991 SH         Sole          None         109,991
PAGEMART NATIONWIDE,
  INC 144A             Common        69553Q10          150     21,429 SH         Sole          None          21,429
PHARMACIA CORP         Common        71713U10        3,154     68,636 SH         Sole          None          68,636
PROTEIN DESIGN LABS    Common        74369L10          338      3,900 SH         Sole          None           3,900
QUALCOMM INC           Common        74752510          789     13,500 SH         Sole          None          13,500
SCHLUMBERGER LTD.      Common        80685710          484      9,196 SH         Sole          None           9,196
SHIRE PHARMACEUTICALS
  GROUP ADR            Common        82481R10          500      9,000 SH         Sole          None           9,000
TELEPHONE & DATA
  SYS INC              Common        87943310          326      3,000 SH         Sole          None           3,000
TOSCO CORP.            Common        89149030          619     14,054 SH         Sole          None          14,054
TYCO INTL. LTD NEW     Common        90212410          409      7,500 SH         Sole          None           7,500
UNION PACIFIC CORP.    Common        90781810          364      6,620 SH         Sole          None           6,620
VIACOM INC CLASS B
  COMMON               Common        92552430          442      8,540 SH         Sole          None           8,540
                                                    52,344  1,319,270                                     1,319,270
                                                    ======  =========                                     =========

























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